Related Party Transactions (Detail) - Cara Therapeutics, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaboration and licensing agreements
Accounts due from related parties	$ 1,229		$ 407	$ 2,765
Revenue from contract with customer	2,569	$ 2,135	7,137	20,968	$ 41,867
Commercial supply revenue
Collaboration and licensing agreements
Revenue from contract with customer		640	640	5,843	10,223
Collaborative revenue
Collaboration and licensing agreements
Revenue from contract with customer	1,198	788	2,086	12,936	16,572
License and milestone fees
Collaboration and licensing agreements
Revenue from contract with customer				910	15,000
Royalty revenue
Collaboration and licensing agreements
Revenue from contract with customer				415	72
Affiliated Entity | CSL Vifor Profit Sharing | Collaborative revenue
Collaboration and licensing agreements
Revenue from contract with customer	$ 1,198	788	$ 2,086	12,397	16,572
Affiliated Entity | CSL Vifor Kapruvia | Royalty revenue
Collaboration and licensing agreements
Revenue from contract with customer				415	72
Affiliated Entity | Vifor International Ltd.
Collaboration and licensing agreements
Shares owned as a result of upfront and milestone payments	205,465		205,465
Related party ownership percentage	13.50%		13.50%
Affiliated Entity | CSL Vifor
Collaboration and licensing agreements
Accounts due from related parties	$ 1,229		$ 407	2,765
Affiliated Entity | CSL Vifor | Commercial supply revenue
Collaboration and licensing agreements
Revenue from contract with customer	0	640	640	5,843	10,223
Revenue from related parties			640	5,843	10,223
Related party cost of goods sold		620	620	6,174	7,266
Affiliated Entity | CSL Vifor | License and milestone fees
Collaboration and licensing agreements
Revenue from contract with customer					$ 15,000
Affiliated Entity | CSL Vifor | Other non-cash revenue
Collaboration and licensing agreements
Revenue from contract with customer	373	290	1,492	$ 284
Affiliated Entity | CSL Vifor | CSL Vifor Profit Sharing | Collaborative revenue
Collaboration and licensing agreements
Revenue from contract with customer	$ 1,198	$ 788
Negative profit share for the Company			$ 1,639